UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity ® Commodity Strategy
Central Fund

October 31, 2010

1.901065.101

CRC-QTLY-1210

Consolidated Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Exchange-Traded Notes - 0.1%
	Shares	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (issued by Barclays Bank PLC, maturity date 6/12/36) (a) (Cost $87,603)	2,000	$ 88,940
Commodity-Linked Notes - 1.6%
	Principal Amount
Credit Suisse New York Branch Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (c)(f)(g) (Cost $2,000,000)	$ 2,000,000	2,534,743
U.S. Treasury Obligations - 6.4%

U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 11/12/10 to 11/18/10 (d)(e) (Cost $9,999,395)	10,000,000	9,999,565
Money Market Funds - 84.3%
	Shares
Fidelity Cash Central Fund, 0.23% (b) (Cost $132,370,883)	132,370,883	132,370,883
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $56,000)	56,001	56,000
TOTAL INVESTMENT PORTFOLIO - 92.4% (Cost $144,513,881)		145,050,131
NET OTHER ASSETS (LIABILITIES) - 7.6%		11,998,024
NET ASSETS - 100%		$ 157,048,155
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
16 CBOT Corn Contracts	Dec. 2010	$ 465,600	$ 125,232
7 CBOT Soybean Contracts	Jan. 2011	432,600	31,345
6 CBOT Soybean Oil Contracts	Jan. 2011	178,740	10,506
8 CBOT Wheat Contracts	Dec. 2010	286,900	(9,509)
4 CME Lean Hogs Contracts	Dec. 2010	105,920	(13,415)
5 CME Live Cattle Contracts	Dec. 2010	197,650	(2,561)
4 COMEX Copper Contracts	Dec. 2010	373,350	43,071
4 COMEX Gold Contracts	Dec. 2010	543,040	56,528
2 COMEX Silver Contracts	Dec. 2010	245,640	59,752
2 ICE Coffee Contracts	Nov. 2010	152,588	21,760
5 LME Aluminum Contracts	Jan. 2011	293,250	(6,448)
1 LME Nickel Contracts	Jan. 2011	137,922	(5,540)
2 LME Zinc Contracts	Jan. 2011	121,100	4,140
2 NYBOT Cotton No. 2 Contracts	Nov. 2010	125,260	48,035
4 NYBOT Sugar Contracts	March 2011	130,458	33,650
2 NYMEX Heating Oil Contracts	Jan. 2011	190,000	(4,784)
9 NYMEX Natural Gas Contracts	Dec. 2010	383,850	(238)
2 NYMEX RBOB Gasoline Contracts	Jan. 2011	173,729	(5,897)
8 NYMEX WTI Crude Contracts	Dec. 2010	657,200	(13,254)
TOTAL COMMODITY FUTURES CONTRACTS		$ 5,194,797	$ 372,373

The face value of futures purchased as a percentage of net assets is 3.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	$ 235,000	$ 42,407
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	15,100,000	2,492,401
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2010	3,000,000	162,575
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	290,000	11,954
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	1,350,000	138,309
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	325,000	27,879
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	165,000	11,113
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	180,000	11,786
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	170,000	15,173
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	$ 200,000	$ 2,002
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	15,000,000	2,810,435
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	225,000	24,231
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	7,000,000	531,852
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	850,000	16,443
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	180,000	22,327
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	380,000	28,872
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	15,000,000	951,926
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	16,800,000	1,066,157
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	$ 15,100,000	$ 2,159,118
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	165,000	25,362
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Feb. 2011	19,000,000	1,029,804
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Feb. 2011	11,300,000	168,019
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	11,300,000	168,019
		$ 133,315,000	$ 11,918,164
Security Type Abbreviations
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,534,743 or 1.6% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $459,980.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,663,914.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$56,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 9,332
Barclays Capital, Inc.	13,988
Credit Agricole Securities (USA), Inc.	2,412
Credit Suisse Securities (USA) LLC	2,578
Deutsche Bank Securities, Inc.	4,326
HSBC Securities (USA), Inc.	4,326
J.P. Morgan Securities, Inc.	11,537
Mizuho Securities USA, Inc.	2,885
Societe Generale, New York Branch	2,885
UBS Securities LLC	1,442
Wells Fargo Securities LLC	289
$ 56,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,239
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Central Cayman Ltd.	$ 33,682,432	$ -	$ 15,000,016	$ -	$ 31,322,993
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 9,999,565	$ -	$ 9,999,565	$ -
Exchange-Traded Notes	88,940	88,940	-	-
Commodity-Linked Notes	2,534,743	-	2,534,743	-
Money Market Funds	132,370,883	132,370,883	-	-
Cash Equivalents	56,000	-	56,000	-
Total Investments in Securities:	$ 145,050,131	$ 132,459,823	$ 12,590,308	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 434,019	$ 434,019	$ -	$ -
Swap Agreements	11,918,164	-	11,918,164	-
Total Assets	$ 12,352,183	$ 434,019	$ 11,918,164	$ -
Liabilities
Futures Contracts	$ (61,646)	$ (61,646)	$ -	$ -
Total Derivative Instruments:	$ 12,290,537	$ 372,373	$ 11,918,164	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $144,513,940. Net unrealized appreciation aggregated $536,191, all of which was related to appreciated investment securities.

Investment in Subsidiary

The Fund invests in commodity-linked derivative instruments through its investment in Fidelity Commodity Return Central Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of October 31, 2010, the Fund held $31,322,993 in the Subsidiary, representing 19.9% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010